Financial Liabilities - 2027 Term Loans, Components of Interest Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Amortization of debt discount and debt issuance costs	$ 4,159	$ 2,407